Business combinations (Details) $ in Thousands	Feb. 27, 2026 USD ($)
Customer-related intangible assets [member]
Identifiable intangible assets acquired in a business combination [Line Items]
Identifiable intangible assets recognised as of acquisition date	$ 14,220
Goodwill recognised as of acquisition date	6,550
Identifiable assets acquired (liabilities assumed)	17,192
Total other net identifiable assets	804
Current liabilities recognised as of acquisition date	(9)
Current assets recognised as of acquisition date	22
Cash and cash equivalents recognised as of acquisition date	791
TradePayableOffsetAcquisition	(500)
Consideration transferred, acquisition-date fair value	23,742
Identifiable intangible assets recognised as of acquisition date	16,388
AccruedInterestAcquisition
Consideration transferred, acquisition-date fair value	23,742
TradePayableOffsetAcquisition	(500)
Cash and cash equivalents recognised as of acquisition date	791
Current assets recognised as of acquisition date	22
Current liabilities recognised as of acquisition date	9
Total other net identifiable assets	804
Identifiable assets acquired (liabilities assumed)	17,192
Goodwill recognised as of acquisition date	6,550
Major business combination [member]
Business Combination [Abstract]
Consideration transferred, acquisition-date fair value	22,285
AccruedInterestAcquisition
Consideration transferred, acquisition-date fair value	22,285
Accruedandupaidinterestincreditfacilityagreements
Business Combination [Abstract]
Consideration transferred, acquisition-date fair value	1,957
AccruedInterestAcquisition
Consideration transferred, acquisition-date fair value	1,957
Technology-based intangible assets [member]
Identifiable intangible assets acquired in a business combination [Line Items]
Identifiable intangible assets recognised as of acquisition date	2,048
Licences [member]
Identifiable intangible assets acquired in a business combination [Line Items]
Identifiable intangible assets recognised as of acquisition date	$ 120